Cover	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	ENTERPRISE BANCORP, INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-33912
Entity Tax Identification Number	04-3308902
Entity Address, Address Line One	222 Merrimack Street
Entity Address, City or Town	Lowell,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01852
City Area Code	(978)
Local Phone Number	459-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EBTC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001018399